Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets classified as held for sale
Property, plant and equipment	$ 25	$ 510
Total	25	510
Liabilities on assets classified as held for sale
Provision for decommissioning costs	103	713
Total	103	$ 713
Exploration And Production Segment [Member]
Assets classified as held for sale
Property, plant and equipment	25
Total	25
Liabilities on assets classified as held for sale
Provision for decommissioning costs	103
Total	$ 103